INVESTMENT AND OTHER REVENUE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Investment income	$ 185	$ 66	$ 274
Fee revenue	388	468	436
Interest income	59	148	179
Dividend income	168	77	66
Other	3	34	5
Total investment and other revenue	$ 803	$ 793	$ 960